PLANT EQUIPMENT AND MINING PROPERTIES (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Statement [Line Items]
Additions/ Transfers	$ 6,488	$ 18,931
Transfer from exploration and evaluation assets		35,005
Royalty buyback		21,787
Writendowns	(102)	(2,078)
Effect of movements in exchange rates	(314)	42
Ending balance	161,478	155,406
Accumulated Depletion And Depreciation, Beginning Balance	30,041	27,918
Accumulated Depletion And Depreciation, Additions / Transfers	3,386	3,687
Accumulated Depletion And Depreciation, Writedowns	(94)	(1,564)
Accumulated Depletion And Depreciation, Ending Balance	33,333	30,041
Net book value	128,145	125,365
Beginning Balance		81,719
Computer Equipment [Member]
Statement [Line Items]
Additions/ Transfers	38	200
Transfer from exploration and evaluation assets		0
Royalty buyback		0
Writendowns	(5)	(7)
Effect of movements in exchange rates	0	0
Ending balance	1,989	1,956
Accumulated Depletion And Depreciation, Beginning Balance	1,405	1,000
Accumulated Depletion And Depreciation, Additions / Transfers	109	410
Accumulated Depletion And Depreciation, Writedowns	(5)	(5)
Accumulated Depletion And Depreciation, Ending Balance	1,509	1,405
Net book value	480	551
Beginning Balance		1,763
Buildings and construction in process [Member]
Statement [Line Items]
Additions/ Transfers	682	842
Transfer from exploration and evaluation assets		0
Royalty buyback		0
Writendowns	0	0
Effect of movements in exchange rates	(13)	27
Ending balance	16,520	15,851
Accumulated Depletion And Depreciation, Beginning Balance	3,559	3,230
Accumulated Depletion And Depreciation, Additions / Transfers	98	329
Accumulated Depletion And Depreciation, Writedowns	0	0
Accumulated Depletion And Depreciation, Ending Balance	3,657	3,559
Net book value	12,863	12,292
Beginning Balance		14,982
Mining Property [Member]
Statement [Line Items]
Additions/ Transfers	1,634	4,436
Transfer from exploration and evaluation assets		35,005
Royalty buyback		21,787
Writendowns	0	0
Effect of movements in exchange rates	(352)	12
Ending balance	81,752	80,470
Accumulated Depletion And Depreciation, Beginning Balance	10,402	9,899
Accumulated Depletion And Depreciation, Additions / Transfers	143	503
Accumulated Depletion And Depreciation, Writedowns	0	0
Accumulated Depletion And Depreciation, Ending Balance	10,545	10,402
Net book value	71,207	70,068
Beginning Balance		19,230
Office Equipment Furniture And Fixtures [Member]
Statement [Line Items]
Additions/ Transfers	15	55
Transfer from exploration and evaluation assets		0
Royalty buyback		0
Writendowns	(1)	(12)
Effect of movements in exchange rates	1,248	0
Ending balance		1,234
Accumulated Depletion And Depreciation, Beginning Balance	780	643
Accumulated Depletion And Depreciation, Additions / Transfers	40	148
Accumulated Depletion And Depreciation, Writedowns	(1)	(11)
Accumulated Depletion And Depreciation, Ending Balance	819	780
Net book value	429	454
Beginning Balance		1,191
Mine Machinery And Transportation Equipment [Member]
Statement [Line Items]
Additions/ Transfers	3,806	8,973
Transfer from exploration and evaluation assets		0
Royalty buyback		0
Writendowns	(96)	(1,716)
Effect of movements in exchange rates	51	3
Ending balance	27,352	23,591
Accumulated Depletion And Depreciation, Beginning Balance	5,365	5,297
Accumulated Depletion And Depreciation, Additions / Transfers	217	1,523
Accumulated Depletion And Depreciation, Writedowns	(88)	(1,455)
Accumulated Depletion And Depreciation, Ending Balance	5,494	5,365
Net book value	21,858	18,226
Beginning Balance		16,331
Mill Machinery And Processing Equipment [Member]
Statement [Line Items]
Additions/ Transfers	313	4,425
Transfer from exploration and evaluation assets		0
Royalty buyback		0
Writendowns	0	(343)
Effect of movements in exchange rates	0	0
Ending balance	32,617	32,304
Accumulated Depletion And Depreciation, Beginning Balance	8,530	7,849
Accumulated Depletion And Depreciation, Additions / Transfers	2,779	774
Accumulated Depletion And Depreciation, Writedowns	0	(93)
Accumulated Depletion And Depreciation, Ending Balance	11,309	8,530
Net book value	$ 21,308	23,774
Beginning Balance		$ 28,222